S000014608 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	217 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	24.51%	14.28%	12.87%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	14.37%	8.68%	8.49%
Lipper Multi-Cap Value Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	13.67%	9.34%	8.36%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		10.62%	9.00%	7.54%
Performance Inception Date					Dec. 15, 2006
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.97%	6.52%	3.53%
Performance Inception Date					Dec. 15, 2006
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.46%	6.53%	4.73%
Performance Inception Date					Dec. 15, 2006
Class C
Prospectus [Line Items]
Average Annual Return, Percent		16.59%	9.42%	7.52%
Performance Inception Date					Dec. 15, 2006
Class I
Prospectus [Line Items]
Average Annual Return, Percent		17.78%	10.56%	8.44%
Performance Inception Date					Dec. 15, 2006

[1]	An index designed to measure the performance of the large-cap segment of the U.S. equity universe and includes approximately 1,000 of the largest securities based on their market capitalization.
[2]
An index designed to measure the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

[3]	Represents the average annualized total return for all reporting funds in the Lipper Multi-Cap Value Funds Classification.